income taxes - Other (Details) - Investment Tax Credits - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other
Tax benefits recognized	$ 8	$ 10
Property, plant, and equipment and/or intangible assets
Other
Tax benefits recognized	$ 4	$ 6